Assets Held for Sale - Additional Information (Detail)			1 Months Ended			12 Months Ended
	Mar. 01, 2021 EUR (€)	Jan. 08, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	May 31, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) Asset	Dec. 31, 2019 EUR (€)
Assets Held For Sale [Line Items]
(Gain) from loss of control in a former subsidiary	€ 5,026,000					€ 5,026,000
Revenue						427,375,000	€ 328,343,000	€ 386,962,000
Profit / (loss) before tax						€ 8,774,000	(20,565,000)	€ (31,345,000)
IMPE S.p.A. [member]
Assets Held For Sale [Line Items]
Carrying amount of assets and liabilities	€ 3,176,000
Additional interest in subsidiary						100.00%
Revenue						€ 2,217,000
Profit / (loss) before tax						€ 261,000
Non-current Assets Held For Sale [member] | Classification of Assets as Held For Sale [member] | Industrial Real Estate Complexes [Member]
Assets Held For Sale [Line Items]
Description of non-current asset or disposal group held for sale which were sold or reclassified						Parent signed two separate sale contracts with two third parties for the disposal of two idle industrial real estate complexes located in the city of Altamura (Bari), just a few miles away from its headquarters
Cash consideration on disposal of non-current assets held for sale						€ 2,550,000
Non-current assets or disposal groups classified as held for sale							€ 1,704,000
Gain on non-current assets or disposal groups classified as held for sale						€ 846,000
Non-current Assets Held For Sale [member] | Classification of Assets as Held For Sale [member] | Industrial Real Estate Complex [member]
Assets Held For Sale [Line Items]
Description of non-current asset or disposal group held for sale which were sold or reclassified			Parent sold to third parties two idle industrial real estate complexes located in the city of Altamura (Bari), just a few miles away from its headquarters (see note 7) and a site located in High Point (North Caroline, USA),	Parent sold to third parties two idle industrial real estate complexes located in the city of Altamura (Bari), just a few miles away from its headquarters (see note 7) and a site located in High Point (North Caroline, USA),	Parent sold to third parties two idle industrial real estate complexes located in the city of Altamura (Bari), just a few miles away from its headquarters (see note 7) and a site located in High Point (North Caroline, USA),
Cash consideration on disposal of non-current assets held for sale			€ 4,254,000	€ 4,254,000	€ 4,254,000
Number of noncurrent assets held for sale | Asset							2
Vita Group [member] | IMPE S.p.A. [member]
Assets Held For Sale [Line Items]
Additional interest in subsidiary	100.00%
Purchase of interest in subsidiary	€ 8,202,000
Vita Group [member] | Share Sell and Purchase Agreement [member] | Disposal Groups Classified as Held For Sale [member] | IMPE S.p.A. [member]
Assets Held For Sale [Line Items]
Disposal group assets held for sale, cumulative income (expense) included in OCI							€ 0
Vita Group [member] | Share Sell and Purchase Agreement [member] | Disposal Groups Classified as Held For Sale [member] | IMPE S.p.A. [member] | Classification of Assets as Held For Sale [member]
Assets Held For Sale [Line Items]
Disposal group assets held for sale, consideration agreed		€ 6,100,000
Disposal group assets held for sale purchase price adjustments		2,100,000
Disposal group assets held for sale, ownership percentage upon closing of sale transaction	100.00%
Disposal group assets held for sale cash consideration received		€ 8,202,000